Capital Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Classes Of Share Capital Text Block Abstract
Schedule of capital
As at December 31,	2022	2021
Shareholders’ equity (excluding reserves)	$401,756	$392,870
Non-controlling interest	$1,355,337	$1,280,619
Debt financing (excluding deferred financing costs, prepayment options and loss on repayment)	$3,853,151	$3,794,657